Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Charterer A
Major customer percentage	13.00%	15.00%	14.00%
Charterer B
Major customer percentage	11.00%	10.00%	11.00%
Charterer C
Major customer percentage	10.00%	10.00%	10.00%